INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	$ 1,412,864,000
Total deferred tax liabilities, net	448,215,000	$ 792,934,000
Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Total deferred tax liabilities, net	(494,367,000)	$ (94,690,000)
Telecom | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	307,623,000
Telecom | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	1,083,494,000
Micro Sistemas | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	240,000
Micro Sistemas | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	3,424,000
Micro Sistemas | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	17,505,000
InterRadios | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	3,000
Ubiquo | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	128,000
Ubiquo | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	199,000
AVC Continente Audiovisual | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	3,000
AVC Continente Audiovisual | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	37,000
AVC Continente Audiovisual | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	135,000
Cable Imagen | 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	6,000
Cable Imagen | 2022
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	16,000
Cable Imagen | 2023
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward	51,000
Telecom Argentinas
DEFERRED INCOME TAX ASSETS/LIABILITIES
Carryforwards not recognized	248,000
Tax carryforward	1,412,864,000
Telecom Argentinas | Tax carryforward
DEFERRED INCOME TAX ASSETS/LIABILITIES
Total deferred tax liabilities, net	$ (494,367,000)